Nature of Operations and Summary of Significant Accounting Policies (Details 4)	Feb. 28, 2013
Construction materials
Goodwill
Percentage of estimated fair value of reporting unit in excess of carrying amount	15.00%
Heavy/highway construction
Goodwill
Percentage of estimated fair value of reporting unit in excess of carrying amount	15.00%
Traffic safety services and equipment
Goodwill
Estimated fair value (as a percent)	15.00%